ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2025	2024
Accounts payable trade	$701.0	$561.7
Accrued and other liabilities	463.6	458.0
Amount due to related parties (Note 17)	14.9	4.7
Current portion of royalty obligations	11.3	10.9
	$1,190.8	$1,035.3